MORGAN STANLEY VARIABLE INSURANCE FUND, INC.

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

June 27, 2018

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Variable Insurance Fund, Inc.

File Nos. 333-03013; 811-07607

Ladies and Gentlemen:

On behalf of Morgan Stanley Variable Insurance Fund, Inc. (“Registrant”), we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Registrant. These exhibits contain the risk/return summary information in certain prospectuses for the Registrant dated April 30, 2018. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated June 18, 2018 for the Registrant.

If you have any questions, please feel free to contact me at 212.698.3526 (tel.) or 212.698.3599 (fax).

Very truly yours,

/s/ Allison Fumai
Allison Fumai